Convertible Preferred Stock	12 Months Ended
Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Convertible Preferred Stock
Note 22. Convertible Preferred Stock
In connection with the Business Combination (as described in Note 3), all series of Legacy WeWork convertible preferred stock were converted to the Company’s Class A common stock at the Exchange Ratio of 0.82619. All share amounts in periods prior to the Business Combination have been retroactively adjusted using the Exchange Ratio for the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse recapitalization.
Pursuant to the Company’s amended and restated certificate of incorporation, the Company is authorized to issue 100,000,000 shares of preferred stock having a par value of $0.0001 per share (“WeWork Inc. Preferred Stock”). As of December 31, 2022 and 2021, there were no shares of WeWork Inc. Preferred Stock issued and outstanding.
As of December 31, 2020 the Company had outstanding the following series of convertible preferred stock, each par value $0.001 per share:

	December 31, 2020
(Amounts in millions, except share amounts in thousands)	Shares
	Issued and	Carrying
	Outstanding	Amount
Series A	31,720	$17
Series B	18,313	41
Series C	23,467	155
Series D-1	9,864	199
Series D-2	7,750	156
Series E	10,900	433
Series F	11,368	676
Series G	27,358	1,730
Series G-1	26,288	2,681
Series H-1	135,324	1,353
Acquisition	2,438	224
Junior	1	1
Total	304,792	$7,666

In March 2018, the Board of Directors of the Company designated 11,484,041 shares of authorized preferred stock as Acquisition Preferred Stock (“Acquisition Preferred Stock”) which were able to be divided and issued from time to time in one or more series as designated by the Board of Directors.
The Company issued no Acquisition Preferred shares during the year ended December 31, 2021. During the year ended December 31, 2020, the Company issued a total of 25,724 shares of Acquisition Preferred Stock issued in connection with the acquisitions that occurred during the year ended December 31, 2019.
In October 2019, the Board of Directors of the Company authorized 187,565,805 shares of the authorized Preferred Stock designated as Series H-1 Convertible Preferred Stock (“Series H-1”), 187,565,805 shares designated as Series H-2 Convertible Preferred Stock (“Series H-2”), 107,312,100 shares designated as Series H-3 Convertible Preferred Stock (“Series H-3”) and 107,312,100 shares designated as Series H-4 Convertible Preferred Stock (“Series H-4”) (collectively, the "Series H Preferred Stock"). The original issue price of the Series H-1 and Series H-2 was $14.04 per share and the original issue price of the Series H-3 and Series H-4 was $0.01 per share. The Series H-1 and Series H-3 shares had voting rights while the Series H-2 and Series H-4 did not.
In April 2020, the Company closed the PacificCo Roll-up and issued 28,489,311 shares of the Company's Series H-1 Convertible Preferred Stock as consideration for the transaction. The shares had a fair value of $9.84 per share upon issuance to affiliates of SBG in April 2020. See Note 10 for further details.
In April 2020, in connection with a partial exercise of the 2019 Warrant, the Company issued 92,590,259 shares of Series H-1 Convertible Preferred Stock, recorded at $911 million, equal to the fair value of the 2019 Warrant on the date of issuance of the shares. See Note 16 for further details.
During the year ended December 31, 2014, the Company issued a convertible note that is convertible into shares of Series C Preferred Stock. The convertible note was included as a component of the carrying amount of the Series C Preferred Stock upon its inception during 2014. In connection with the Business Combination, the convertible note was cancelled and automatically converted into 468,394 shares of Class A common stock.
The Series A, B, C, D-1, D-2, E, F, G, G-1 and H Preferred Stock were referred to as the “Senior Preferred Stock.” Subsequent to the Business Combination, the rights and preferences of each series of convertible preferred stock are no longer in effect.